Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Apr. 30, 2015	Apr. 30, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (325,288)	$ (1,062,844)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for services	57,083
Common stock issued for legal settlement	54,000
Amoritization of Debt Discount	89,550
Unrealized (gain) loss on marketable securities	(106,050)
Depreciation and Amortization	51,497
Changes in operating assets and liabilities:
Accounts receivable	5,053
Accounts payable and accrued liabilities	$ 44,599	$ (31,787)
Preferred Stock Payable
Due to related party		$ 59,000
Net cash used in operating activities	$ (129,556)	(1,035,631)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds (Refund) of subscription payable		(150,000)
Proceeds for investor payable		699,200
Proceeds from the sale of Preferred C stock		3,300,000
Net cash provided by financing activities		$ 3,849,200
Effect of exchange rate changes
INCREASE (DECREASE) IN CASH	$ (129,556)	$ 2,813,569
CASH, BEGINNING OF PERIOD	255,455	1,034,210
CASH, END OF PERIOD	$ 125,899	$ 3,847,779
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid
Income taxes paid
SUPPLEMENTAL DISCLOSURE OF NONCASH OPERATING AND FINANCING ACTIVITIES:
Common stock exchanged for Preferred A		$ 150,000
Issuance of preferred shares payable for acquisition	$ 1,000,000